Intangible Assets (Details) - Schedule of remaining years - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Remaining Years Abstract
2022	$ 573	$ 573
2023	573	573
2024	266	573
2025		266
2026		105
Thereafter	567	463
Total	$ 2,123	$ 2,553